Initial Public Offering (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Initial Public Offering [Abstract]
Initial Public Offering

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end no later than two years from the date of the prospectus, October 20, 2010, unless it is extended.

3. INITIAL PUBLIC OFFERING

The Company intends to offer for sale up to 75,000,000 in shares of common stock, 67% (50,000,000 shares) of which will be offered to investors at a price of $10.00 per share, and 33% (25,000,000 shares) of which will be offered to participants in the Company's distribution reinvestment plan at $10.00 per share during the offering period, and at net asset value ("NAV") per share following the end of the offering period (the "Offering"). The Company has the right to reallocate the shares of common stock offered between the Company's primary offering and the Company's distribution reinvestment plan.

Integrity Investments, Inc. ("Integrity" or the "Primary Dealer") will serve as the primary participating broker-dealer in connection with the Offering. The Offering is a best efforts offering, which means that the Primary Dealer is not required to sell any specific number or dollar amount of shares of common stock in the offering but will use its best efforts to sell the shares of common stock. The Offering is a continuous offering that will end no later than two years from the date of its commencement, October 20, 2010, unless it is extended.